Partners' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Jul. 20, 2015	Oct. 23, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction
Common unitholders - units issued			35,490,000	35,490,000
Common unitholders - units outstanding			35,490,000	35,490,000
General Partner unitholders - units issued			35,526	35,526
General Partner unitholders - units outstanding			35,526	35,526
Total distributions paid to all classes of unitholders			$ 16,391	$ 48,422	$ 66,857
Issuance of Series A preferred units, net of issuance costs paid			$ 0	$ 53,138	0
Series A Preferred
Related Party Transaction
Units issued			3,000,000	3,000,000
Units outstanding			3,000,000	3,000,000
Issuance of preferred units in public offering	3,000,000
Preferred stock liquidation preference	$ 25
Proceeds from issuance of preferred units, net of offering costs	$ 72,300
Offering costs	300
Underwriting discounts and commissions	$ 2,400
Fixed payment rate per annum			9.00%
Series B Preferred
Related Party Transaction
Units issued			2,200,000	2,200,000
Units outstanding			2,200,000	2,200,000
Issuance of preferred units in public offering		2,200,000		2,200,000
Preferred stock liquidation preference		$ 25
Proceeds from issuance of preferred units, net of offering costs		$ 53,000
Underwriting discounts and commissions		$ 2,000
After subordination period
Related Party Transaction
Distribution payment terms			First, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until the distributed amount in respect of each common unit equals the minimum quarterly distribution; and second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.
Any time on or after August 12, 2020 | Series A Preferred
Related Party Transaction
Redemption price per share			$ 25
From and including November 22, 2023 | Series B Preferred
Related Party Transaction
Preferred stock dividend payment rate description			3-month LIBOR plus a spread of 5.593%
Floating rate per annum			5.593%
Any time on or after November 22, 2023 | Series B Preferred
Related Party Transaction
Redemption price per share			$ 25
Distribution 1 - FY 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 18, 2018
Distributions paid, Per unit			$ 0.25
Distributions per unit declared - distribution date			May 03, 2018
Distributions per unit declared - record date			Apr. 26, 2018
Distribution from and including original issue date to, but excluding, November 22, 2023 | Series B Preferred
Related Party Transaction
Fixed payment rate per annum			8.75%
Distribution 1 - FY 2019
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Jan. 25, 2019
Distributions paid, Per unit			$ 0.0625
Distributions per unit declared - distribution date			Feb. 14, 2019
Distributions per unit declared - record date			Feb. 07, 2019
Distribution 2 - FY 2019
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 24, 2019
Distributions paid, Per unit			$ 0.0625
Total distributions paid to all classes of unitholders			$ 2,200
Distributions per unit declared - distribution date			May 10, 2019
Distributions per unit declared - record date			May 03, 2019
Distribution from November 12, 2018 to February 11, 2019 | Series A Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Jan. 21, 2019
Distributions paid, Per unit			$ 0.5625
Distributions per unit declared - distribution date			Feb. 12, 2019
Distributions per unit declared - record date			Feb. 05, 2019
Distribution from February 12, 2019 to May 11, 2019 | Series A Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 25, 2019
Distributions paid, Per unit			$ 0.5625
Distributions per unit declared - distribution date			May 13, 2019
Distributions per unit declared - record date			May 06, 2019
Distribution from May 12, 2019 to August 11, 2019 | Series A Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Jul. 22, 2019
Distributions paid, Per unit			$ 0.5625
Distributions per unit declared - distribution date			Aug. 11, 2019
Distributions per unit declared - record date			Aug. 05, 2019
Distribution from August 12, 2019 to November 11, 2019 | Series A Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Oct. 22, 2019
Distributions paid, Per unit			$ 0.5625
Distributions per unit declared - distribution date			Nov. 12, 2019
Distributions per unit declared - record date			Nov. 05, 2019
Distribution from October 23, 2018 to February 21, 2019 | Series B Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Jan. 31, 2019
Distributions paid, Per unit			$ 0.7231
Distributions per unit declared - distribution date			Feb. 22, 2019
Distributions per unit declared - record date			Feb. 15, 2019
Distribution from February 22, 2019 to May 21, 2019 | Series B Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 30, 2019
Distributions paid, Per unit			$ 0.546875
Distributions per unit declared - distribution date			May 22, 2019
Distributions per unit declared - record date			May 15, 2019
Distribution from May 22, 2019 to August 21, 2019 | Series B Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Jul. 30, 2019
Distributions paid, Per unit			$ 0.546875
Distributions per unit declared - distribution date			Aug. 22, 2019
Distributions per unit declared - record date			Aug. 15, 2019
Distribution from August 22, 2019 to November 21, 2019 | Series B Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Oct. 30, 2019
Distributions paid, Per unit			$ 0.546875
Distributions per unit declared - distribution date			Nov. 22, 2019
Distributions per unit declared - record date			Nov. 15, 2019
General Partner
Related Party Transaction
General Partner Distributions			$ 4	$ 59	$ 129
Sponsor
Related Party Transaction
Common unitholders - units outstanding			15,595,000